UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
October 31, 2006

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests – 142.2% (87.9% of Total Investments) (2)

	Aerospace & Defense – 2.4% (1.5% of Total Investments)

$2,963	Mid-Western Aircraft Systems Inc., Term Loan B	7.570%	12/31/11	N/R	$2,988,886
2,414	Vought Aircraft Industries, Inc., Term Loan	7.880%	12/22/11	B-	2,430,464
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.822%	12/22/10	B-	548,693

5,922	Total Aerospace & Defense				5,968,043

	Airlines – 3.2% (2.0% of Total Investments)

2,000	Northwest Airlines Inc., Term Loan	2.500%	7/19/08	N/R	2,008,751
5,224	United Air Lines Inc., Term Loan B	9.250%	2/01/12	B+	5,315,166
746	United Air Lines Inc., Delayed Draw Term Loan	9.125%	2/01/12	B+	759,309

7,970	Total Airlines				8,083,226

	Auto Components – 7.7% (4.8% of Total Investments)

4,224	Federal Mogul Corporation, Term Loan A, (5)	7.570%	2/24/04	N/R	4,116,237
5,551	Federal-Mogul Corporation, Term Loan B, (5)	7.820%	2/24/05	N/R	5,422,364
1,869	Gen Tek Inc., Term Loan B	7.373%	12/31/10	B+	1,879,539
2,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	8.140%	4/30/10	B+	2,018,572
1,000	Goodyear Tire & Rubber Company, Term Loan	7.072%	4/30/10	BB	1,003,214
1,479	Metalforming Technologies, Inc., Term Loan A, (5) (6)	0.000%	9/30/07	N/R	281,039
575	Metalforming Technologies, Inc., Term Loan B, (PIK), (5) (6)	0.000%	9/30/07	N/R	109,299
3,042	Tenneco Automotive Inc., Term Loan B	7.400%	12/12/10	BB-	3,059,382
1,336	Tenneco Automotive Inc., Term Loan B-1	7.323%	12/12/10	BB-	1,343,932

21,076	Total Auto Components				19,233,578

	Building Products – 4.9% (3.0% of Total Investments)

888	Atrium Companies Inc. Term Loan	8.126%	5/31/12	B	877,249
2,553	Euramax Holdings Inc., Term Loan B	8.188%	6/21/12	B	2,569,355
1,960	Nortek, Inc., Term Loan B	7.325%	11/21/10	B	1,957,550
2,460	Stile Acquisition Corporation, Canadian Term Loan	7.380%	4/05/13	BB-	2,409,081
2,465	Stile Acquisition Corporation, Term Loan	7.380%	4/05/13	BB-	2,413,186
2,000	TFS Acquisition, Term Loan	8.921%	8/01/13	B+	2,015,000

12,326	Total Building Products				12,241,421

	Capital Markets – 0.7% (0.4% of Total Investments)

1,777	Ameritrade Holdings Corporation, Term Loan B	6.820%	12/31/12	N/R	1,778,114

	Chemicals – 5.1% (3.1% of Total Investments)

2,245	Celanese Corporation, Term Loan C	7.117%	4/06/11	N/R	2,259,996
983	Huntsman International LLC, Term Loan	7.070%	8/16/12	BB-	983,901
1,990	ISP Chemco Inc., Term Loan	7.449%	2/16/13	BB-	1,998,884
3,940	Mosaic Company, Term Loan	6.987%	2/21/12	BB+	3,942,955
1,970	Rockwood Specialties Group, Inc., Term Loan E	7.376%	7/30/12	B+	1,981,574
1,500	Wellman Inc., First Lien Term Loan	9.489%	2/10/09	B+	1,507,970

12,628	Total Chemicals				12,675,280

	Commercial Services & Supplies – 4.1% (2.6% of Total Investments)

2,393	Acco Brands, Term Loan B	7.138%	8/17/12	BB-	2,402,968
1,457	Allied Waste North America, Inc., Letter of Credit	7.073%	1/15/12	Ba3	1,459,261
3,671	Allied Waste North America, Inc., Term Loan B	7.153%	1/15/12	Ba3	3,676,833
2,000	Williams Scotsman, Inc., Term Loan B	6.820%	6/28/10	B2	1,995,000
774	Workflow Management, Inc., Term Loan	9.376%	11/30/11	B2	779,596

10,295	Total Commercial Services & Supplies				10,313,658

	Construction & Engineering – 0.7% (0.4% of Total Investments)

1,695	Maxim Crane Works, Term Loan	7.326%	2/23/10	N/R	1,701,524

	Containers & Packaging – 4.1% (2.5% of Total Investments)

4,913	Graham Packaging Company, L.P., Term Loan B	7.725%	10/07/11	B	4,941,447
2,857	Graham Packaging Company, L.P., Term Loan C	9.688%	3/15/12	CCC+	2,884,821
437	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.572%	11/01/11	B+	439,900
1,191	Smurfit-Stone Container Corporation, Term Loan B	7.658%	11/01/11	B+	1,199,941
534	Smurfit-Stone Container Corporation, Term Loan C	7.667%	11/01/11	B+	538,249
191	Smurfit-Stone Container Corporation, Tranche C-1	7.625%	11/01/11	B+	192,507

10,123	Total Containers & Packaging				10,196,865

	Diversified Consumer Services – 0.8% (0.5% of Total Investments)

2,000	West Corporation, Term Loan, WI/DD	TBD	TBD	B+	2,001,964

	Diversified Telecommunication Services – 4.5% (2.8% of Total Investments)

2,000	Cebridge III LLC., Term Loan B	7.620%	11/01/14	B+	1,998,750
1,975	Intelsat Limited	7.622%	7/01/13	N/R	1,990,122
2,000	Level 3 Communications Incorporated, Term Loan	8.398%	12/01/11	B-	2,022,916
5,000	Qwest Corporation, Term Loan B	6.950%	6/30/10	BB	5,080,000
5,000	WCI Capital Corporation, Term Loan B, (5) (6)	0.000%	9/30/07	N/R	122,918

15,975	Total Diversified Telecommunication Services				11,214,706

	Electric Utilities – 0.3% (0.2% of Total Investments)

148	Astoria Generating Company, Letter of Credit	7.320%	2/23/11	B	149,222
751	Astoria Generating Company, Term Loan B	7.390%	2/23/13	B1	757,218

899	Total Electric Utilities				906,440

	Electrical Equipment – 1.6% (1.0% of Total Investments)

2,268	Mueller Group, Inc., Term Loan	7.388%	10/03/12	B+	2,283,188
1,583	Sensus Metering Systems Inc., Term Loan B-1	6.449%	12/17/10	B+	1,582,609
210	Sensus Metering Systems Inc., Term Loan B-2	7.086%	12/17/10	B+	210,217

4,061	Total Electrical Equipment				4,076,014

	Electronic Equipment & Instruments – 0.8% (0.5% of Total Investments)

1,995	Sensata Technologies B.V., Term Loan	7.130%	4/27/13	BB-	1,985,337

	Food & Staples Retailing – 0.8% (0.5% of Total Investments)

1,994	Jean Coutu Group Inc.	7.937%	7/30/2011	BB-	2,003,471

	Food Products – 2.4% (1.5% of Total Investments)

465	Dole Foods Company Inc., Deposit-Funded Commitment	7.374%	4/12/13	BB-	462,209
1,041	Dole Foods Company Inc., Term Loan B	7.550%	4/12/13	BB-	1,034,771
3,471	Dole Foods Company Inc., Term Loan C	7.480%	4/12/13	B+	3,449,236
973	Michael Foods, Inc., Term Loan B	7.541%	11/21/10	B+	975,043

5,950	Total Food Products				5,921,259

	Health Care Providers & Services – 11.8% (7.3% of Total Investments)

5,321	Community Health Systems, Inc., Term Loan	7.150%	8/19/11	BB-	5,330,428
4,451	Davita Inc., Term Loan B	7.425%	10/05/12	BB-	4,477,986
1,990	Fresenius Medical Care AG & Co., (KGaA), Term Loan	6.752%	3/31/13	Ba2	1,980,188
1,995	HealthSouth Corporation, Term Loan	8.620%	3/10/13	B2	2,005,529
1,955	IASIS Healthcare LLC, Term Loan B	7.729%	6/22/11	B+	1,967,219
3,960	LifeCare Holdings Inc., Term Loan B	7.570%	8/11/12	B	3,658,050
2,154	Psychiatric Solutions Inc., Term Loan B	7.160%	7/01/12	B+	2,157,885
2,955	Select Medical Corporation, Term Loan	7.151%	2/24/12	BB-	2,903,842
4,920	Vanguard Health Holding Company, LLC, Replacement Term Loan	7.868%	9/23/11	B	4,931,252

29,701	Total Health Care Providers & Services				29,412,379

	Hotels, Restaurants & Leisure – 16.2% (10.0% of Total Investments)

4,975	24 Hour Fitness Worldwide, Inc., Term Loan B	7.994%	7/17/12	B	5,012,313
1,797	Ameristar Casinos, Inc., Term Loan B	6.900%	11/10/12	Ba3	1,799,454
3,950	CCM Merger, Inc., Term Loan B	7.375%	7/13/12	B	3,951,990
1,995	Cedar Fair LP, Term Loan	7.867%	6/13/12	BB-	2,019,158
122	Cracker Barrel, Term B-2 Delayed Draw, (8) (9)	0.750%	4/27/13	BB	(648)
873	Cracker Barrel, Term Loan B-1	6.932%	4/28/13	BB	871,778
1,965	Isle of Capri Casinos, Inc., Term Loan	7.184%	2/04/11	BB-	1,972,369
4,362	Jack in the Box Inc., Term Loan B	6.882%	1/08/11	BB	4,379,234
7,946	OpBiz, LLC, Term Loan A	8.372%	8/31/10	B-	7,773,516
22	OpBiz, LLC, Term Loan B (PIK)	9.537%	8/31/10	CCC+	21,197
3,960	Penn National Gaming, Inc., Term Loan B	7.129%	10/03/12	BB	3,985,740
2,000	Pinnacle Entertainment Inc., Term Loan	7.320%	12/14/11	B1	2,007,750
1,000	Quiznos Sub, Term Loan C	11.117%	11/05/13	N/R	1,016,500
2,732	Travelport, Term Loan	8.367%	8/09/13	B+	2,744,045
268	Travelport, Letter of Credit	8.367%	8/09/13	B+	268,813
427	Venetian Casino Resort, LLC Term Loan B	7.120%	6/15/11	BB-	428,886
2,073	Venetian Casino Resort, LLC, Term Loan	7.120%	6/15/11	BB-	2,080,098

40,467	Total Hotels, Restaurants & Leisure				40,332,193

	Household Durables – 1.7% (1.1% of Total Investments)

4,500	Shea Homes Inc., Term Loan	7.350%	10/27/11	N/R	4,365,000

	Household Products – 3.2% (2.0% of Total Investments)

1,950	Prestige Brands, Inc., Term Loan B	7.715%	4/06/11	B+	1,961,781
4,000	Solo Cup Company, Term Loan	8.608%	2/27/11	CCC+	4,025,314
2,000	Spectrum Brands, Term Loan	8.387%	2/07/12	B-	2,008,214

7,950	Total Household Products				7,995,309

	Independent Power Producers & Energy Traders – 0.4% (0.2% of Total Investments)

520	Covanta Energy Corporation, Letter of Credit	7.621%	5/31/12	B+	525,311
372	Covanta Energy Corporation, Term Loan B	7.615%	5/13/12	B-	375,498

892	Total Independent Power Producers & Energy Traders				900,809

	Insurance – 2.4% (1.5% of Total Investments)

5,993	Conseco, Inc., Term Loan	7.320%	10/10/13	BB-	6,015,078

	IT Services – 2.9% (1.8% of Total Investments)

2,359	Fidelity National Information Services, Term Loan B	7.070%	3/09/13	BB+	2,367,283
4,938	SunGard Data Systems Inc., Term Loan B	7.999%	2/11/13	B+	4,989,756

7,297	Total IT Services				7,357,039

	Leisure Equipment & Products – 1.2% (0.7% of Total Investments)

3,000	Bombardier Recreational Products, Term Loan	8.130%	6/07/13	B1	3,000,000

	Machinery – 4.2% (2.6% of Total Investments)

421	Dresser-Rand Group, Inc., Term Loan	7.485%	10/29/07	BB-	423,895
3,000	Dresser-Rand Group, Inc., Term Loan, WI/DD	TBD	TBD	B	3,000,000
5,000	Navistar International Corporation, Series B	10.355%	1/22/09	N/R	5,070,833
2,000	Rexnord Corporation, Term Loan	7.876%	7/19/13	B+	2,013,750

10,421	Total Machinery				10,508,478

	Media – 25.4% (15.7% of Total Investments)

4,500	American Media Operations, Inc., Term Loan C	8.340%	1/30/13	B-	4,533,282
1,343	Blockbuster, Inc., Term Loan A	8.631%	8/20/09	B-	1,340,251
1,834	Blockbuster, Inc., Term Loan B	8.972%	8/20/11	B-	1,834,032
4,975	Cablevision Systems Corporation, Incremental Term Loan	7.148%	3/23/13	BB	4,977,000
1,995	Carmike Cinemas Inc., Term Loan	8.640%	5/19/12	B-	2,018,275
1,640	Century Cable Holdings, LLC, Revolver, (5) (7)	9.250%	10/25/10	N/R	1,587,725
2,000	Century Cable Holdings, LLC, Revolver, (5) (7)	9.250%	10/25/10	N/R	1,936,250
6,000	Century Cable Holdings, LLC, Term Loan, (5)	10.250%	12/31/09	N/R	5,865,000
4,906	Charter Communications Inc., Term Loan B	8.005%	4/28/13	B	4,954,237
3,899	Dex Media West, LLC, Term Loan B	6.886%	3/09/10	BB	3,889,332
2,978	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.617%	3/15/12	N/R	2,944,276
5,000	Neilsen Finance LLC, Term Loan B	8.190%	8/01/13	B+	5,023,830
1,995	Philadelphia Newspapers, Term Loan	8.120%	6/29/13	N/R	1,987,519
5,940	Primedia Inc., Term Loan	7.570%	9/30/13	N/R	5,923,665
2,293	R. H. Donnelley Inc., Tranche D	6.886%	6/30/11	Ba3	2,286,926
4,609	Regal Cinemas Corporation, Term Loan	7.117%	11/10/10	BB-	4,607,986
1,708	Sun Media Corporation, Term Loan B	7.126%	2/07/09	BB	1,711,523
1,500	UPC Broadband Holding BV, Term Loan J2	7.640%	3/29/13	B	1,501,808
1,500	UPC Broadband Holding BV, Term Loan K2	7.640%	12/31/13	B	1,501,541
2,918	WMG Acquisition Corp., Term Loan	7.369%	2/28/11	BB-	2,932,110

63,533	Total Media				63,356,568

	Metals & Mining – 1.0% (0.6% of Total Investments)

1,876	Amsted Industries Incorporated, Delayed Draw Term Loan, (8) (9)	0.500%	4/05/11	BB-	(23,451)
2,600	Amsted Industries Incorporated, Term Loan B	7.373%	4/05/13	BB-	2,611,502

4,476	Total Metals & Mining				2,588,051

	Multi-Utilities – 1.6% (1.0% of Total Investments)

3,241	NRG Energy Inc., Term Loan	7.367%	2/01/13	BB-	3,261,993
743	NRG Energy Inc., Credit-Linked Deposit	7.367%	2/01/13	BB-	747,041

3,984	Total Multi-Utilities				4,009,034

	Oil, Gas & Consumable Fuels – 2.8% (1.8% of Total Investments)

800	Coffeyville Resources LLC, Letter of Credit	7.625%	6/30/11	BB-	805,899
1,185	Coffeyville Resources LLC, Term Loan B	7.627%	6/30/12	BB-	1,193,814
1,000	El Paso Corporation, Letter of Credit	7.320%	7/31/11	B+	1,007,947
774	Targa Resources Inc., Synthetic Letter of Credit	7.624%	10/31/12	B+	779,032
3,194	Targa Resources Inc., Term Loan B	7.632%	10/31/12	B+	3,213,508

6,953	Total Oil, Gas & Consumable Fuels				7,000,200

	Paper & Forest Products – 5.4% (3.3% of Total Investments)

459	Bluegrass Container Company LLC, Delayed Draw 1st Lien	7.601%	7/31/13	BB-	464,265
1,515	Bluegrass Container Company, LLC, 2nd Lien Term Loan	10.323%	12/31/13	B3	1,535,748
485	Bluegrass Container Company, LLC, Delayed Draw, 2nd Lien	10.320%	12/31/13	B-	491,440
1,536	Bluegrass Container Company, LLC, Term Loan B	7.604%	6/30/13	BB-	1,551,621
1,013	Boise Cascade Corporation, Term Loan D	7.108%	3/29/11	BB	1,018,731
3,970	Georgia-Pacific Corporation, Term Loan B	7.385%	12/20/12	BB-	3,995,086
2,000	Georgia-Pacific Corporation, Term Loan C	8.390%	2/13/14	B+	2,028,047
2,316	NewPage Corporation, Term Loan B	8.365%	5/02/11	B	2,345,438

13,294	Total Paper & Forest Products				13,430,376

	Pharmaceuticals – 0.8% (0.5% of Total Investments)

1,970	Talecris Biotherapeutics Inc., Term Loan B	8.641%	4/01/11	B2	1,970,000

	Real Estate Management & Development – 3.0% (1.9% of Total Investments)

3,907	Capital Automotive LP., Term Loan	7.080%	12/16/10	BB+	3,929,276
57	Lion Gables, Term Loan	7.070%	3/30/07	Ba2	56,955
3,500	LNR Property Corporation, Term Loan B	8.220%	7/12/11	B2	3,517,134

7,464	Total Real Estate Management & Development				7,503,365

	Semiconductors & Equipment – 0.8% (0.5% of Total Investments)

2,000	Advanced Micro Devices, Term Loan B	7.570%	12/13/13	BB-	2,010,357

	Software – 1.2% (0.7% of Total Investments)

3,000	Reynolds and Reynolds Company, WI/DD	TBD	TBD	B3	3,022,500

	Specialty Retail – 7.0% (4.3% of Total Investments)

1,000	CSK Automotive Corporation, Term Loan	8.376%	6/30/12	B+	1,015,625
4,000	Michaels Stores Inc., Term Loan, WI/DD	TBD	TBD	B-	4,020,000
1,318	Micro Warehouse, Inc., Term Loan B, (5) (6) (10)	0.000%	1/30/07	N/R	39,534
3,939	Norwood Promotional Products, Term Loan A	11.688%	8/16/09	N/R	4,018,139
5,777	Norwood Promotional Products, Term Loan B	6.000%	8/16/11	N/R	2,325,225
4,000	Toys “R” Us, Inc., Term Loan	8.323%	12/09/08	N/R	4,012,500
1,985	TravelCenters of America Inc., Term Loan	7.112%	12/01/11	B1	1,987,792

22,019	Total Specialty Retail				17,418,815

	Textiles, Apparel & Luxury Goods – 3.5% (2.1% of Total Investments)

995	Burlington Coat Factory Warehouse Corporation, Term Loan	7.530%	4/13/13	B	982,330
2,000	HanesBrands Inc., Loan	9.648%	8/15/14	B2	2,002,500
4,530	Visant Holding Corporation, Term Loan C	7.122%	7/29/10	B+	4,556,963
1,148	William Carter Company, Term Loan B	6.867%	7/14/12	Ba3	1,147,703

8,673	Total Textiles, Apparel & Luxury Goods				8,689,496

	Trading Companies & Distributors – 1.6% (1.0% of Total Investments)

2,000	Ashtead Group Public Limited Company, Term Loan B	1.750%	8/01/11	B3	2,000,000
393	Brenntag Holding GmbH and Company KG, Acquisition Facility Term Loan	8.080%	1/20/14	B	395,427
1,607	Brenntag Holdings, Term Loan B2	8.080%	1/20/14	B	1,623,334

4,000	Total Trading Companies & Distributors				4,018,761

$368,273	Total Variable Rate Senior Loan Interests (cost $364,165,213)				355,204,708

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds – 13.1% (8.1% of Total Investments)

	Building Products – 1.8% (1.1% of Total Investments)

$5,000	Stile Acquisition Corporation, 144A	11.000%	4/06/15	N/R	$4,525,000

	Chemicals – 0.8% (0.5% of Total Investments)

2,000	OM Group Inc.	9.250%	12/15/11	B-	2,095,000

	Diversified Telecommunication Services – 1.2% (0.8% of Total Investments)

3,000	Intelsat Subsidiary Holding Company Limited, Floating Rate Note, 4.875% plus six-month LIBOR	10.263%	1/15/12	B+	3,056,250

	Electronic Equipment & Instruments – 2.0% (1.3% of Total Investments)

5,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR, 144A	8.121%	10/15/13	BB+	5,068,750

	Hotels, Restaurants & Leisure – 1.0% (0.6% of Total Investments)

2,400	Park Place Entertainment	8.875%	9/15/08	Ba1	2,505,000

	Media – 2.7% (1.7% of Total Investments)

1,930	AMC Entertainment Inc.	9.875%	2/01/12	B3	2,004,788
2,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR	9.888%	4/01/09	B+	2,105,000
2,500	Primedia Inc., Floating Rate Note, 5.375% plus three-month LIBOR	10.746%	5/15/10	B	2,600,000

6,430	Total Media				6,709,788

	Paper & Forest Products – 0.8% (0.5% of Total Investments)

2,000	Verso Paper Holdings LLC., Floating Rate Note, 3.750% plus three-month LIBOR, 144A	9.121%	8/01/14	B+	2,030,000

	Semiconductors & Equipment – 0.3% (0.1% of Total Investments)

500	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.871%	6/01/13	B	525,000

	Wireless Telecommunication Services – 2.5% (1.5% of Total Investments)

6,000	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.621%	10/15/12	CCC	6,120,000

$32,330	Total Corporate Bonds (cost $32,319,695)				32,634,788

Shares	Description (1)	Value

	Investment Companies – 0.6% (0.4% of Total Investments)

205,050	ING Prime Rate Trust	$1,464,057

	Total Investment Companies (cost $1,432,329)	1,464,057

Shares	Description (1)	Value

	Common Stocks – 0.5% (0.3% of Total Investments)

	Auto Components – 0.0% (0.0% of Total Investments)

511	Gen Tek Inc., (6)	$16,556
279,642	Metalforming Technologies Inc., (5) (6) (10)	–

	Total Auto Components	16,556

	Building Products – 0.5% (0.3% of Total Investments)

34,834	Armstrong World Industries Inc.	1,292,350

	Total Common Stocks (cost $1,393,369)	1,308,906

Shares	Description (1)	Value

	Warrants – 0.0% (0.0% of Total Investments)

545	Gen Tek Inc., Warrant Class B	$24,062
268	Gen Tek Inc., Warrant Class C	11,256
5,672	Reliant Energy Inc.	41,122

	Total Warrants (cost $40,254)	76,440

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 5.4% (3.3% of Total Investments)

$13,499	Repurchase Agreement with State Street Bank, dated 10/31/06, repurchase price $13,500,784, collateralized by $13,735,000, U.S. Treasury Notes,	5.050%	11/01/06	$13,498,890
	4.875%, due 10/31/08, value $13,769,338

	Total Short-Term Investments (cost $13,498,890)			13,498,890

	Total Investments (cost $412,849,750) – 161.8%			404,187,789

	Borrowings Payable – (41.2)% (11)			(103,000,000)

	Other Assets Less Liabilities – (2.2)%			(5,457,500)

	Preferred Shares, at Liquidation Value – (18.4)%			(46,000,000)

	Net Assets Applicable to Common Shares – 100%			$249,730,289

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	At or subsequent to October 31, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing. Non-income producing, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Position represents a participation commitment outstanding at October 31, 2006.

	Commitment
Counterparty	Amount	Value

Bear, Stearns & Co., Inc.	$2,000,000	$1,936,250
Morgan Stanley	1,640,000	1,587,725

(8)	Position represents an unfunded Senior Loan commitment outstanding at October 31, 2006. At October 31, 2006, the Fund had unfunded Senior Loan commitments of $1,998,138.

(9)	Negative value represents unrealized depreciation on Senior Loan commitment at October 31, 2006.

(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(11)	Borrowings Payable as a percentage of total investments is (25.5%).

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(PIK)	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions.
At October 31, 2006, the cost of investments was $412,849,750.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$3,653,367
Depreciation	(12,315,328)

Net unrealized appreciation (depreciation) of investments	$(8,661,961)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Senior Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date December 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 28, 2006

*	Print the name and title of each signing officer under his or her signature.